ROPES & GRAY LLP 2099 PENNSYLVANIA AVENUE, NW WASHINGTON, DC 20006-6807 WWW.ROPESGRAY.COM

June 29, 2018	Nathan D. Briggs
T: 1 202 626 3909
F: 1 202 383 9308
nathan.briggs@ropesgray.com

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	PIMCO Income Opportunity Fund

(File Nos. 333-217471, 811-22121)

Ladies and Gentleman:

We are filing today via EDGAR Pre-Effective Amendment No. 1 to the Registration Statement on Form N-2 pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, on behalf of PIMCO Income Opportunity Fund, a Massachusetts business trust, in part to respond to comments from the staff of the Securities and Exchange Commission with respect to the Registration Statement on Form N-2 filed on April 25, 2017.

Pursuant to Section 6 of the Securities Act, we have calculated the Registration Fees and have transmitted such fees in the amount of $10,582.50 to the designated lockbox at U.S. Bank in St. Louis, Missouri.

Please direct any questions or comments regarding this filing to me at (202) 626-3909. Thank you for your attention in this matter.

Sincerely,

/s/ Nathan D. Briggs

Nathan D. Briggs, Esq.

cc:	Joshua D. Ratner, Esq.

Wu-Kwan Kit, Esq.

David C. Sullivan, Esq.